INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of income before income tax	The Company’s income before income taxes consists of:

	Year ended June 30,
	2021	2022	2023
PRC	$137,520	$116,210	$126,191
Non-PRC	(27,628)	(16,583)	(7,729)

	$109,892	$99,627	$118,462

Schedule of Income tax expense
Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2021	2022	2023
Current income tax expense
PRC	25,634	11,839	19,269
Non-PRC	758	616	123

	$26,392	$12,455	$19,392
Deferred income tax expense (benefit)
PRC	(7,971)	7,150	(7,560)
Non-PRC	2,133	(2,971)	(442)

	$(5,838)	4,179	(8,002)

	$20,554	$16,634	$11,390

Schedule of Reconciliation of the income tax expenses
Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2021	2022	2023
Income before income taxes	$109,892	$99,627	$118,462

Expected income tax expense at statutory tax rate in the PRC	33,221	24,998	29,614
Effect of different tax rates in various jurisdictions	4,665	3,541	1,567
Effect of preferential tax treatment	(14,334)	(12,707)	(15,228)
Effect of non-taxable income	(4,770)	(74)	(1,919)
Effect of additional deductible research and development expenses	(9,838)	(9,398)	(8,909)
Effect of non-deductible expenses	6,644	4,020	6,417
Under (over) provision of income tax in previous years	2,102	1,419	(2,322)
Change in valuation allowance	1,718	2,124	3,005
Withholding tax on dividends paid by subsidiaries	—	3,692	—
Others	1,146	(981)	(835)

Total	$20,554	$16,634	$11,390

Schedule of deferred tax assets/liabilities
The breakdown of deferred tax assets/liabilities caused by the temporary differences and net operating loss carryforwards is shown as below:

	June 30,
	2022	2023
Deferred tax assets
Allowance for doubtful accounts	$12,932	$12,222
Deferred subsidies	845	1,068
Warranty liabilities	773	727
Inventory provision	555	91
Long-term assets	591	168
Deferred revenue	373	—
Provision for loss contracts	1,699	2,256
Net operating loss carry forward	20,351	21,703
Valuation allowance	(19,554)	(21,703)
Others	—	3,552

Total deferred tax assets	$18,565	$20,084

Deferred tax liabilities
Property, plant and equipment	$(645)	$(621)
Costs and estimated earnings in excess of billings	(10,079)	(7,470)
Share of net losses of equity investees	(1,798)	(1,617)
PRC dividend withholding tax	(5,198)	(4,898)
Intangible assets and other non-current assets	(7,390)	(4,966)
Others	(1,881)	(1,644)

Total deferred tax liabilities	$(26,991)	$(21,216)